UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended December 31, 2006

Check here if Amendment (  );	Amendment Number:
This Amendment (Check only one.):	( ) is a restatement.
					( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Capital Investment Services of America, Inc.
Address:	700 N. Water Street
		Suite 325
		Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Stephen H. Mortonson
Title:	Senior Vice President
Phone:	414-278-7744
Signature, Place, and Date of Signing:
Stephen H. Mortonson  Milwaukee, Wisconsin  January 4, 2007

Report Type (Check only one.):
(X) 13F Holdings Report.
( ) 13F Notice.
( ) 13F Combination Report.

Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:	50

Form 13F Information Table Value Total:	$529,107

Number of Other Included Managers:	0

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
iSHARES MSCI EAFE                               464287465      583  7960.00 SH       SOLE                  7960.00
iSHARES MSCI PACIFIC EX-JAPAN                   464286665      225  1800.00 SH       SOLE                  1800.00
iSHARES TR DJ US ENERGY                         464287796      390  3825.00 SH       SOLE                  3825.00
ABBOTT LABS.                   com              002824100      255  5230.00 SH       SOLE                  5230.00
AFLAC INC                      com              001055102    14186 308386.21SH       SOLE                308386.21
ALBERTO CULVER CO NEW          com              013078100     4654 216975.00SH       SOLE                216975.00
AMER INTL GROUP INC            com              026874107    19768 275864.00SH       SOLE                275864.00
AMGEN INC                      com              031162100    10891 159432.00SH       SOLE                159432.00
APOLLO GROUP INC CL A          com              037604105     9246 237249.00SH       SOLE                237249.00
AUTOMATIC DATA PROCESSING      com              053015103    21652 439638.00SH       SOLE                439638.00
BANK OF AMERICA CORP           com              060505104      282  5286.00 SH       SOLE                  5286.00
BERKSHIRE HATHAWAY CL B        com              846702074      414   113.00 SH       SOLE                   113.00
BIOMET INC                     com              090613100    17397 421549.00SH       SOLE                421549.00
CARDINAL HEALTH INC            com              14149y108     8369 129896.96SH       SOLE                129896.96
CHOICEPOINT INC                com              170388102    10953 278146.01SH       SOLE                278146.01
CINTAS CORP                    com              172908105    18633 469223.00SH       SOLE                469223.00
CISCO SYSTEMS INC              com              17275r102    10809 395515.00SH       SOLE                395515.00
CITIGROUP INC                  com              172967101    17789 319366.04SH       SOLE                319366.04
CROSSTEX ENERGY L P            com              22765u102      398 10000.00 SH       SOLE                 10000.00
DANAHER CORP                   com              235851102    18825 259868.13SH       SOLE                259868.13
DNP SELECT INCOME FUND         com              23325p104      260 24000.00 SH       SOLE                 24000.00
ECOLAB INC                     com              278865100    11122 246070.00SH       SOLE                246070.00
EXXON MOBIL CORP               com              30231g102     1059 13824.00 SH       SOLE                 13824.00
FIRST DATA CORP                com              319963104     9612 376628.69SH       SOLE                376628.69
FISERV INC                     com              337738108    24213 461900.00SH       SOLE                461900.00
GENERAL ELECTRIC               com              369604103    20524 551573.00SH       SOLE                551573.00
HARLEY DAVIDSON INC            com              412822108     8076 114602.00SH       SOLE                114602.00
ILLINOIS TOOL WORKS INC        com              452308109    17536 379646.00SH       SOLE                379646.00
INTEL CORP                     com              458140100      323 15964.00 SH       SOLE                 15964.00
JOHNSON & JOHNSON              com              478160104    18898 286252.00SH       SOLE                286252.00
KIMBERLY CLARK CORP            com              494368103      220  3242.00 SH       SOLE                  3242.00
MARSHALL & ILSLEY CORP         com              571834100      615 12773.00 SH       SOLE                 12773.00
MEDTRONIC INC                  com              585055106    28053 524256.00SH       SOLE                524256.00
MICROSOFT CORP                 com              594918104    16329 546861.00SH       SOLE                546861.00
NORTHERN TRUST CORP            com              665859104    17506 288447.00SH       SOLE                288447.00
OMNICOM GROUP                  com              681919106    20364 194800.00SH       SOLE                194800.00
PATTERSON COS INC              com              703395103    14509 408598.00SH       SOLE                408598.00
PAYCHEX INC                    com              704326107    22148 560134.00SH       SOLE                560134.00
PEPSICO INC                    com              713448108      227  3630.00 SH       SOLE                  3630.00
PFIZER INC                     com              717081103     6780 261770.00SH       SOLE                261770.00
PROCTER & GAMBLE CO            com              742718109    13772 214277.00SH       SOLE                214277.00
STERICYCLE INC                 com              858912108    13974 185088.00SH       SOLE                185088.00
SYSCO CORP                     com              871829107    21732 591193.00SH       SOLE                591193.00
TARGET CORP                    com              87612e106    14504 254233.00SH       SOLE                254233.00
TETON ENERGY CORP              com              881628101       50 10000.00 SH       SOLE                 10000.00
TORCHMARK CORP                 com              891027104      212  3330.00 SH       SOLE                  3330.00
WALGREEN CO                    com              931422109    20239 441032.00SH       SOLE                441032.00
WELLS FARGO & CO               com              949746101    12018 337977.00SH       SOLE                337977.00
WESTERN UNION CO               com              959802109     8277 369178.69SH       SOLE                369178.69
WYETH                          com              983024100      234  4600.00 SH       SOLE                  4600.00